Related party transactions - Schedule of Transactions with Related Parties (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of transactions between related parties [line items]
Revenues	€ 927,690	€ 960,122
Cost of sales	301,658	322,678
Selling, general and administrative expenses	501,804	497,612
Marketing expenses	62,882	66,751
Foreign exchange gains/(losses)	10,214	(7,684)
Zegna Group
Disclosure of transactions between related parties [line items]
Revenues	927,690	960,122
Cost of sales	301,658	322,678
Selling, general and administrative expenses	501,804	497,612
Marketing expenses	62,882	66,751
Financial income/(expenses)	(4,201)	(17,161)
Foreign exchange gains/(losses)	10,214	(7,684)
Total for all related parties
Disclosure of transactions between related parties [line items]
Revenues	40	181
Cost of sales	11,789	15,341
Selling, general and administrative expenses	6,160	5,545
Marketing expenses	1,063	1,074
Financial income/(expenses)	(1,062)	(1,446)
Foreign exchange gains/(losses)	2,296	87
Associates
Disclosure of transactions between related parties [line items]
Revenues	10	30
Cost of sales	3,049	3,815
Selling, general and administrative expenses	7	37
Marketing expenses	0	0
Financial income/(expenses)	0	0
Foreign exchange gains/(losses)	0	0
Associates | Filati Biagioli Modesto S.p.A.
Disclosure of transactions between related parties [line items]
Revenues	0	0
Cost of sales	3,049	3,676
Selling, general and administrative expenses	6	33
Marketing expenses	0	0
Financial income/(expenses)	0	0
Foreign exchange gains/(losses)	0	0
Associates | Norda Run Inc.
Disclosure of transactions between related parties [line items]
Revenues	0	0
Cost of sales	0	1
Selling, general and administrative expenses	1	4
Marketing expenses	0	0
Financial income/(expenses)	0	0
Foreign exchange gains/(losses)	0	0
Associates | Luigi Fedeli e Figlio S.r.l.
Disclosure of transactions between related parties [line items]
Revenues	10	30
Cost of sales	0	138
Selling, general and administrative expenses	0	0
Marketing expenses	0	0
Financial income/(expenses)	0	0
Foreign exchange gains/(losses)	0	0
Companies controlled by Monterubello or its shareholders, the Company’s directors or Senior Management Team | EZ Real Estate S.r.l
Disclosure of transactions between related parties [line items]
Revenues	9	8
Cost of sales	1,287	1,267
Selling, general and administrative expenses	1,874	2,010
Marketing expenses	1,027	1,040
Financial income/(expenses)	(355)	(351)
Foreign exchange gains/(losses)	0	0
Companies controlled by Monterubello or its shareholders, the Company’s directors or Senior Management Team | Schneider Group
Disclosure of transactions between related parties [line items]
Revenues	0	1
Cost of sales	4,247	6,394
Selling, general and administrative expenses	10	3
Marketing expenses	0	0
Financial income/(expenses)	5	0
Foreign exchange gains/(losses)	0	0
Companies controlled by Monterubello or its shareholders, the Company’s directors or Senior Management Team | Alan Real Estate S.A.
Disclosure of transactions between related parties [line items]
Revenues	0	0
Cost of sales	878	857
Selling, general and administrative expenses	1,796	1,550
Marketing expenses	0	0
Financial income/(expenses)	(835)	(858)
Foreign exchange gains/(losses)	0	5
Companies controlled by Monterubello or its shareholders, the Company’s directors or Senior Management Team | Agnona S.r.l.
Disclosure of transactions between related parties [line items]
Revenues	16	50
Cost of sales	22	25
Selling, general and administrative expenses	134	134
Marketing expenses	36	30
Financial income/(expenses)	0	0
Foreign exchange gains/(losses)	0	(1)
Companies controlled by Monterubello or its shareholders, the Company’s directors or Senior Management Team | Other companies controlled by Monterubello or its shareholders, the Company's directors or Senior Management Team
Disclosure of transactions between related parties [line items]
Revenues	5	92
Cost of sales	2,306	2,983
Selling, general and administrative expenses	434	216
Marketing expenses	0	4
Financial income/(expenses)	1	2
Foreign exchange gains/(losses)	0	0
UBS Group AG
Disclosure of transactions between related parties [line items]
Revenues	0	0
Cost of sales	0	0
Selling, general and administrative expenses	515	96
Marketing expenses	0	0
Financial income/(expenses)	122	(239)
Foreign exchange gains/(losses)	2,296	83
Other
Disclosure of transactions between related parties [line items]
Revenues	0	0
Cost of sales	0	0
Selling, general and administrative expenses	1,390	1,499
Marketing expenses	0	0
Financial income/(expenses)	0	0
Foreign exchange gains/(losses)	€ 0	€ 0